INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
NOTE 4 — INTANGIBLE ASSETS

Intangible assets consist of the following:

	Software Development Costs		Patents & Licenses
	Costs	A.A.	Cost	A.A.	Total
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000
Additions	1,698,000	—	8,000	—	1,707,000
Impairments	—	—	—	—	—
Amortization	—	(383,000)	—	(310,000)	(693,000)
Balance as of June 30, 2013	$13,924,000	$(1,643,000)	$12,280,000	$(5,939,000)	$18,622,000

The total cost basis of intangible assets at June 30, 2013 was $26.2 million which consists of $15.9 million of costs that are subject to amortization at June 30, 2013 and $10.3 million of costs that are not subject to amortization at June 30, 2013.

Software Development Costs:

At June 30, 2013 the Company has capitalized a total of $13.9 million of software development costs. Included in the capitalized costs is $3.9 million of development costs related to the BSN 250 base station and the TX70 handset which allowed the Company to offer for sale its voice and spectrum access solutions during 2011 as evidenced by the sales to the U.S. Army. Also included in the capitalized costs is $10.0 million of development costs related to the xAP, xMod and xMSC which will allow the Company to offer data and interference mitigation solutions that are not yet available for sale. Company recognized amortization of software development costs available for sale of $0.4 million for both the six months ended June 30, 2013 and 2012. These costs are being amortized over a five year period.

Patents & Licenses:

At June 30, 2013 the Company has capitalized a total of $12.3 million of patents & licenses. Included in the capitalized costs is $12.0 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.3 million of costs associated with provisional patents and pending applications which have not yet been filed.

The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.3 million of amortization expense related to patents and licenses for the six months ended June 30, 2013 and 2012.

Estimated amortization expense for the twelve-month periods ended June 30 as follows:

2014	$1,400,000
2015	1,400,000
2016	1,400,000
2017	739,000
2018 and thereafter	3,406,000
$8,345,000

5 — INTANGIBLE ASSETS

Intangible assets consist of the following:
	Software Development Costs		Patents & Licenses
	Cost	A.A.	Cost	A.A.	Total
Balance as of December 31, 2010	$3,476,000	$—	$11,702,000	$(4,404,000)	$10,774,000
Additions	4,499,000	—	349,000	—	4,848,000
Amortization	—	(479,000)	—	(606,000)	(1,085,000)
Balance as of December 31, 2011	7,975,000	(479,000)	12,051,000	(5,010,000)	14,537,000
Additions	4,251,000	—	239,000	—	4,490,000
Impairments	—	—	(18,000)	—	(18,000)
Amortization	—	(782,000)	—	(619,000)	(1,401,000)
Balance as of December 31, 2012	$12,226,000	$(1,261,000)	$12,272,000	$(5,629,000)	$17,608,000

Amortization of intangible assets amounted to $1,401,000 and $1,085,000 for 2012 and 2011, respectively. The total cost basis of intangible assets at December 31, 2012 was $24.5 million which consists of $15.9 million of costs that are subject to amortization at December 31, 2012 and $8.6 million of assets that are not subject to amortization at December 31, 2012.

Software Development Costs:

At December 31, 2012 the Company has capitalized a total of $12.2 million of software development costs. Included in the capitalized costs is $3.9 million of development costs related to the BSN 250 base station and the TX70 handset which allowed the Company to offer for sale its voice and spectrum access solutions during 2011 as evidenced by the sales to the U.S. Army. Also included in the capitalized costs is $8.3 million of development costs related to the xAP, xMod and xMSC which will allow the Company to offer data and interference mitigation solutions that are not yet available for sale. Company recognized amortization of software development costs available for sale of $0.8 million and $0.5 million in 2012 and 2011. These costs are being amortized over a five year period.

Patents & Licenses:

At December 31, 2012 the Company has capitalized a total of $12.3 million of patents & licenses. Included in the capitalized costs is $12.0 million of costs associated with patents and licenses that have been filed. Also included in the capitalized costs is $0.3 million of costs associated with provisional patents and pending applications which have not yet been filed.

The Company amortizes patents and licenses that have been filed over their useful lives which range between 18.5 to 20 years. The costs of provisional patents and pending applications is not amortized until the patent is filed and is reviewed each reporting period to determine if it is likely that the patent will be successfully filed. The Company recognized $0.6 million of amortization expense related to patents and licenses in each of the years ended December 31, 2012 and 2011.

Estimated amortization expense for the succeeding five years is as follows:

2013	$1,400,000
2014	1,400,000
2015	1,400,000
2016	921,000
2017 and thereafter	3,909,000
$9,030,000